Financial assets and financial liabilities (Details 5) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Financial assets, at carrying amount	R$ 42,568	R$ 27,442
Financial assets, at fair value	42,568	27,442
Financial liabilities, at carrying amount	3,243,280	2,841,513
Financial liabilities, at fair value	3,294,674	2,853,773
Loans And Financing [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities, at carrying amount	1,882,901	1,374,876
Financial liabilities, at fair value	1,934,295	1,387,136
Lease liabilities [member]
IfrsStatementLineItems [Line Items]
Financial liabilities, at carrying amount	769,525	714,085
Financial liabilities, at fair value	769,525	714,085
Accounts Payable To Selling Shareholders [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities, at carrying amount	528,678	679,826
Financial liabilities, at fair value	528,678	679,826
Notes Payable[Member]
IfrsStatementLineItems [Line Items]
Financial liabilities, at carrying amount	62,176	72,726
Financial liabilities, at fair value	62,176	72,726
Trade receivables [member]
IfrsStatementLineItems [Line Items]
Financial assets, at carrying amount	42,568	27,442
Financial assets, at fair value	R$ 42,568	R$ 27,442